Financial instruments - Activity in level 3 financial liabilities (Details) - Contingent consideration liabilities - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in fair value measurement, liabilities [abstract]
Additions		$ (135)
Level 3
Changes in fair value measurement, liabilities [abstract]
Balance as of January 1	$ (243)	(162)
Additions	0	(135)
Accretion for passage of time	(9)	(9)
Adjustments for changes in assumptions	40	13
Payments	20	0
Balance as of June 30	$ (192)	$ (293)